Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of business segments
Year ended March 31, 2019	HC	WD	Total
Revenues	$323,883	$599,275	$923,158
Cost of revenues	(31,373)	(370,412)	(401,785)
Gross profits	292,510	228,863	521,373
Identifiable operating expenses	(3,902,731)	(346,524)	(4,249,255)
Segment loss	(3,610,221)	(54,969)	(3,727,882)
Un-allocable expenses			(1,523,687)
Operating loss			(5,251,569)
Other income, net			40,758
Goodwill written-off			(259,520)
Share in associate's profit / (loss)			1,573
Loss before income tax			(5,468,758)
Income tax expense			-
Net loss			(5,468,758)